Other Commitments (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments under non-cancellable operating leases
Remainder of 2020 (three months)	$3,591
2021	119,118
2022	119,118
2023	119,118
2024	119,118
Thereafter	9,521,586

Total	$10,001,649